UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Michael W. Stockton

The Growth Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2015

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	5.51%	11.98%	7.97%

For other share class results, visit americanfunds.com.

The total annual fund operating expense ratio was 0.66% for Class A shares as of the prospectus dated November 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

The Growth Fund of
America continues
its fundamental
research and long-
term approach to
investing.

Fellow investors:

Continued economic growth and improved corporate earnings helped fuel equity-market growth in the first half of The Growth Fund of America’s current fiscal year, a six-month period ended February 28, 2015. This improvement was reflected by gains in the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. equity market. A sharp decline in oil prices, however, truncated some of that growth near the end of 2014, particularly among energy stocks.

For the six-month period, The Growth Fund of America (GFA) saw a total return of 4.93%, compared with a return of 6.11% for the S&P 500.

Results at a glance

Total returns for periods ended February 28, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	4.93%	10.50%	14.80%	8.54%	13.79%
Standard & Poor’s 500 Composite Index[2]	6.11	15.48	16.17	7.98	11.09
Lipper Large-Cap Growth Funds Index	7.43	11.80	15.59	8.15	—	[3]
Lipper Growth Funds Index	5.74	11.47	15.57	7.56	10.06
Lipper Large-Cap Core Funds Index	5.13	12.82	14.54	7.32	—	[3]
Lipper Capital Appreciation Funds Index	4.91	10.53	14.12	8.50	11.06

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	This Lipper index was not in existence when CRMC began managing the fund.

The Growth Fund of America    1

We note that the fund’s results, on an absolute and relative basis, remain strong over longer time periods, which we believe illustrates our commitment to long-term investing over short-term tactical moves. The fund’s 10-year and lifetime returns continue to surpass those of the S&P 500, as well as the fund’s four Lipper peer indexes. Over the 41 years since CRMC began managing the fund, GFA has posted an average annual total return of 13.79%, compared to 11.09% for the S&P 500, while the two applicable Lipper indexes posted returns of 11.06% and 10.06% over the same period.

Investment analysis

While economic growth and joblessness improved during the period, a sharp drop in oil prices led to a decline in the energy sector, limiting the gains of both the S&P 500 and the fund. Among sectors, the energy sector was the fund’s leading detractor in both relative and absolute returns. Noble Energy (down 34.1%), for example, was among the fund’s holdings with the worst results.

Information technology, industrials and health care stocks added to returns, both relative and absolute. Top holding Amazon rose 12.1% for the period, leading many consumer discretionary shares, and the technology sector was beneficial to the fund despite slight declines from top-10 holdings Google (down 2.8%) and Microsoft (down 2.2%).

Among large health care holdings, Amgen climbed 14.2% and UnitedHealth Group rose 32.1%, both significantly helping returns during this period. Gilead Sciences, our third-largest holding, declined 3.8% for the period, however, on fears of increased competitive pressures. Among other companies, fourth-largest holding Home Depot gained 24% for the period.

The fund’s biggest overall detractor relative to the S&P 500 during this short period was cash holdings, representing 8.6% of the total portfolio. We do not set a fixed target for how much cash the fund should have on hand, leaving it to the discretion of individual portfolio managers. However, investors should note having liquidity during volatile times allows the managers to seize opportunities to make long-term investments at good short-term prices. In addition, cash can serve as a cushion in the case of market downturns.

The fund continues to hold just over 10% of the portfolio in stocks issued by corporations outside the U.S. The strong dollar, compared to other currencies, further hampered returns from these investments during the period, though we believe our investors will benefit in the long run from our extensive global research which identifies these investments.

2    The Growth Fund of America

The road ahead

We expect the U.S. economy to continue its upward trajectory over the short to medium term. Overseas, concerns remain about economic growth in Europe and China, two major consumers of American exports and the strong dollar which may further impact earnings growth of U.S. exporters. Overall, the American economy is on a good track.

The price of oil remains something of a wild card. While we expect prices to reach a higher equilibrium at some point in the months ahead, it remains to be seen whether OPEC will respond by cutting output, or whether continued crises in the Middle East will have an impact. We continue to assess our energy holdings in this light, with our global research effort focused on which energy companies can withstand further fluctuation in the oil market.

The U.S. equity market is slightly overvalued versus its historical average, but still looks to be attractive compared to bonds and other asset classes. We expect the Federal Reserve to maintain interest rates at current levels through the spring; after that, it remains to be seen whether and by how much the Fed will move rates higher.

The issues above inform our investment decisions, but we remain committed to our investment approach — employing intensive, bottom-up research into individual companies while paying close attention to valuation in order to invest for long-term results. We feel this is where our true competitive advantage lies. We believe the fund remains well positioned to help our investors meet their financial goals.

Once again, we thank both our new and veteran investors for your continuing confidence in The Growth Fund of America. We look forward to reporting to you again in six months.

Cordially,

James F. Rothenberg	Donald D. O’Neal
Vice Chairman of the Board	President

April 6, 2015

For current information about the fund, visit americanfunds.com.

The Growth Fund of America    3

Summary investment portfolio February 28, 2015	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Amazon	4.48%
Google	3.14
Gilead Sciences	2.40
Home Depot	1.91
UnitedHealth Group	1.86
Comcast	1.85
Avago Technologies	1.50
Amgen	1.50
Microsoft	1.22
Costco	1.15

Common stocks 91.15%	Shares	Value (000)
Information technology 20.87%
Google Inc., Class C1	4,521,797	$2,524,972
Google Inc., Class A1	3,766,097	2,118,919
Avago Technologies Ltd.[2]	17,407,082	2,221,492
Microsoft Corp.	41,077,600	1,801,253
Oracle Corp.	38,797,000	1,700,084
Visa Inc., Class A	5,648,000	1,532,359
ASML Holding NV (New York registered)	8,767,040	944,035
ASML Holding NV	5,109,442	552,389
Texas Instruments Inc.	18,520,100	1,088,982
salesforce.com, inc.[1]	14,927,697	1,035,684
Intuit Inc.	10,195,000	995,338
LinkedIn Corp., Class A1	3,432,500	917,164
Accenture PLC, Class A	10,000,000	900,300
Apple Inc.	6,776,213	870,472
Adobe Systems Inc.[1]	8,672,800	686,018
Other securities		10,952,395
		30,841,856

Consumer discretionary 17.53%
Amazon.com, Inc.[1]	17,438,095	6,629,266
Home Depot, Inc.	24,651,200	2,828,725
Comcast Corp., Class A	38,003,578	2,256,653

4    The Growth Fund of America

	Shares	Value (000)
Comcast Corp., Class A, special nonvoting shares	8,000,000	$471,560
Priceline Group Inc.[1]	882,215	1,091,723
NIKE, Inc., Class B	11,222,000	1,089,881
Twenty-First Century Fox, Inc., Class A	31,032,200	1,086,127
Netflix, Inc.[1]	2,025,767	962,057
MGM Resorts International[1,2]	36,299,600	788,790
Johnson Controls, Inc.	13,625,000	692,286
Other securities		8,011,238
		25,908,306

Health care 17.13%
Gilead Sciences, Inc.[1]	34,239,148	3,544,779
UnitedHealth Group Inc.	24,139,200	2,742,937
Amgen Inc.	14,009,100	2,209,515
Alexion Pharmaceuticals, Inc.[1]	9,261,061	1,670,418
Express Scripts Holding Co.[1]	18,870,600	1,600,038
Regeneron Pharmaceuticals, Inc.[1]	3,362,300	1,391,454
Vertex Pharmaceuticals Inc.[1]	9,337,600	1,115,190
Thermo Fisher Scientific Inc.	7,233,052	940,297
Illumina, Inc.[1]	4,672,501	913,287
BioMarin Pharmaceutical Inc.[1]	7,860,288	841,601
Novartis AG1	7,455,000	762,039
Other securities		7,591,668
		25,323,223

Industrials 8.88%
Union Pacific Corp.	12,601,600	1,515,468
Precision Castparts Corp.	6,452,109	1,395,591
American Airlines Group Inc.	23,370,000	1,119,423
United Continental Holdings, Inc.[1]	16,949,000	1,104,736
Boeing Co.	6,150,000	927,727
CSX Corp.	21,174,801	726,507
Other securities		6,334,279
		13,123,731

Financials 7.74%
Crown Castle International Corp.	13,450,912	1,160,948
American International Group, Inc.	20,345,000	1,125,689
Goldman Sachs Group, Inc.	3,938,996	747,582
Other securities		8,397,337
		11,431,556

Energy 6.56%
EOG Resources, Inc.	18,669,000	1,674,983
Noble Energy, Inc.[2]	20,639,621	974,809
Concho Resources Inc.[1,2]	8,834,006	962,200
Pioneer Natural Resources Co.	4,567,700	696,666
Other securities		5,390,794
		9,699,452

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.22%
Costco Wholesale Corp.	11,583,183	$1,702,265
Philip Morris International Inc.	20,117,588	1,668,955
Other securities		2,869,114
		6,240,334

Materials 2.59%
Monsanto Co.	6,055,000	729,204
Other securities		3,094,435
		3,823,639

Other 0.63%
Other securities		921,553

Miscellaneous 5.00%
Other common stocks in initial period of acquisition		7,396,359

Total common stocks (cost: $75,868,819,000)		134,710,009

Preferred securities 0.01%
Financials 0.01%
Fannie Mae, Series S, 8.25% noncumulative[1]	4,095,858	18,431

Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		3,107

Total preferred securities (cost: $48,162,000)		21,538

Rights & warrants 0.08%
Other 0.08%
Other securities		120,928

Total rights & warrants (cost: $122,540,000)		120,928

Convertible bonds 0.03%	Principal amount (000)
Telecommunication services 0.03%
Other securities		47,993

Total convertible bonds (cost: $43,829,000)		47,993

Bonds, notes & other debt instruments 0.15%
U.S. Treasury bonds & notes 0.08%
Other securities		116,511

Corporate bonds & notes 0.05%
Other securities		67,737

6	The Growth Fund of America

	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.02%
Other securities		$33,499

Total bonds, notes & other debt instruments (cost: $193,928,000)		217,747

Short-term securities 8.82%
Fannie Mae 0.08%–0.24% due 4/1/2015–1/19/2016	$2,273,378	2,272,632
Federal Farm Credit Banks 0.10%–0.24% due 3/2/2015–10/6/2015	780,800	780,501
Federal Home Loan Bank 0.06%–0.24% due 3/4/2015–1/22/2016	4,686,038	4,685,059
Freddie Mac 0.09%–0.23% due 3/6/2015–1/20/2016	2,901,837	2,900,863
Microsoft Corp. 0.10% due 4/15/2015–4/22/2015[3]	93,000	92,991
Other securities		2,297,739

Total short-term securities (cost: $13,027,502,000)		13,029,785
Total investment securities 100.24% (cost: $89,304,780,000)		148,148,000
Other assets less liabilities (0.24)%		(354,580)

Net assets 100.00%		$147,793,420

The Growth Fund of America	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The securities which were valued under fair value procedures (with an aggregate value of $325,155,000, an aggregate cost of $281,325,000, and which represented .22% of the net assets of the fund) were acquired from 7/7/2000 to 6/26/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

8	The Growth Fund of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2015 (000)
Avago Technologies Ltd.	17,601,820	555,262	750,000	17,407,082	$11,988	$2,221,492
Noble Energy, Inc.	16,677,621	3,962,000	—	20,639,621	6,267	974,809
Concho Resources Inc.[1]	8,578,506	255,500	—	8,834,006	—	962,200
MGM Resorts International[1]	29,412,600	6,887,000	—	36,299,600	—	788,790
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	369,000
Sprouts Farmers Market, Inc.[1]	8,270,446	1,167,554	—	9,438,000	—	347,413
athenahealth, Inc.[1]	2,522,484	7,377	—	2,529,861	—	321,469
Oshkosh Corp.	4,368,000	—	—	4,368,000	1,485	213,115
Finisar Corp.[1]	4,930,000	3,343,000	—	8,273,000	—	173,816
Cheniere Energy, Inc.[1,4]	11,859,300	—	10,075,720	1,783,580	—	—
Edwards Lifesciences Corp.[1,4]	6,132,700	—	1,631,228	4,501,472	—	—
FMC Technologies, Inc.[1,4]	15,179,100	—	4,972,312	10,206,788	—	—
Herbalife Ltd.[4]	5,442,001	800,000	2,055,601	4,186,400	—	—
Hologic, Inc.[1,4]	17,126,960	134,800	3,295,660	13,966,100	—	—
Toll Brothers, Inc.[1,4]	10,628,300	—	8,803,300	1,825,000	—	—
Towers Watson & Co., Class A4	3,825,000	131,937	1,925,000	2,031,937	603	—
					$20,343	$6,372,104

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,799,234,000, which represented 1.22% of the net assets of the fund.
[4]	Unaffiliated issuer at 2/28/2015.

See Notes to Financial Statements

The Growth Fund of America	9

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $85,268,519)	$141,775,896
Affiliated issuers (cost: $4,036,261)	6,372,104	$148,148,000
Cash		1,469
Receivables for:
Sales of investments	354,073
Sales of fund’s shares	137,824
Dividends and interest	110,088	601,985
		148,751,454
Liabilities:
Payables for:
Purchases of investments	676,386
Repurchases of fund’s shares	170,260
Investment advisory services	30,538
Services provided by related parties	67,783
Trustees’ deferred compensation	5,652
Other	7,415	958,034
Net assets at February 28, 2015		$147,793,420

Net assets consist of:
Capital paid in on shares of beneficial interest		$82,391,248
Undistributed net investment income		90,151
Undistributed net realized gain		6,473,369
Net unrealized appreciation		58,838,652
Net assets at February 28, 2015		$147,793,420

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,341,085 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$75,553,447	1,697,920	$44.50
Class B	701,130	16,476	42.55
Class C	6,048,167	143,676	42.10
Class F-1	8,829,277	199,526	44.25
Class F-2	10,910,567	245,537	44.44
Class 529-A	6,078,320	137,689	44.15
Class 529-B	129,383	3,052	42.40
Class 529-C	1,491,605	35,291	42.27
Class 529-E	271,596	6,203	43.78
Class 529-F-1	213,332	4,841	44.07
Class R-1	529,487	12,430	42.60
Class R-2	2,462,216	57,375	42.91
Class R-2E	76	2	44.35
Class R-3	8,082,076	184,537	43.80
Class R-4	7,743,480	175,281	44.18
Class R-5	5,259,912	118,292	44.47
Class R-6	13,489,349	302,957	44.53

See Notes to Financial Statements

10	The Growth Fund of America

Statement of operations	unaudited
for the six months ended February 28, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,368; also includes $20,343 from affiliates)	$767,980
Interest	9,795	$777,775
Fees and expenses*:
Investment advisory services	194,132
Distribution services	186,505
Transfer agent services	80,188
Administrative services	20,755
Reports to shareholders	2,977
Registration statement and prospectus	2,962
Trustees’ compensation	341
Auditing and legal	90
Custodian	1,161
Other	3,671	492,782
Net investment income		284,993

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $1,826,187 net gain from affiliates)	7,105,220
Forward currency contracts	11,032
Currency transactions	(2,836)	7,113,416
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $4,002)	(490,758)
Forward currency contracts	(1,264)
Currency translations	(362)	(492,384)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		6,621,032

Net increase in net assets resulting from operations		$6,906,025

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Growth Fund of America	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28, 2015*	August 31, 2014
Operations:
Net investment income	$284,993	$471,645
Net realized gain on investments, forward currency contracts and currency transactions	7,113,416	13,458,166
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(492,384)	16,096,277
Net increase in net assets resulting from operations	6,906,025	30,026,088

Dividends and distributions paid to shareholders:
Dividends from net investment income	(510,334)	(409,908)
Distributions from net realized gain on investments	(12,500,232)	(8,412,644)
Total dividends and distributions paid to shareholders	(13,010,566)	(8,822,552)

Net capital share transactions	8,696,201	507,086

Total increase in net assets	2,591,660	21,710,622

Net assets:
Beginning of period	145,201,760	123,491,138
End of period (including undistributed net investment income: $90,151 and $315,492, respectively)	$147,793,420	$145,201,760

*Unaudited.

See Notes to Financial Statements

12	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

The Growth Fund of America	13

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

14	The Growth Fund of America

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as

The Growth Fund of America	15

the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	The Growth Fund of America

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2015 (dollars in thousands):

	Investment securities
Investment securities	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,518,981	$—	$322,875	$30,841,856
Consumer discretionary	25,908,306	—	—	25,908,306
Health care	25,323,223	—	—	25,323,223
Industrials	13,123,731	—	—	13,123,731
Financials	11,431,556	—	—	11,431,556
Energy	9,697,172	—	2,280	9,699,452
Consumer staples	6,240,334	—	—	6,240,334
Materials	3,823,639	—	—	3,823,639
Other	921,553	—	—	921,553
Miscellaneous	7,396,359	—	—	7,396,359
Preferred securities	21,538	—	—	21,538
Rights & warrants	120,928	—	—	120,928
Convertible bonds	—	47,993	—	47,993
Bonds, notes & other debt instruments	—	217,747	—	217,747
Short-term securities	—	13,029,785	—	13,029,785
Total	$134,527,320	$13,295,525	$325,155	$148,148,000

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

The Growth Fund of America	17

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed

18	The Growth Fund of America

forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of February 28, 2015, the fund did not have any open forward currency contracts.

The following table presents the financial statement impacts resulting from the fund’s use of forward currency contracts as of February 28, 2015 (dollars in thousands):

	Net realized gain		Net unrealized depreciation
	Location on statement of		Location on statement of
Contract	operations	Value	operations	Value
Forward currency	Net realized gain on forward currency contracts	$11,032	Net unrealized depreciation on forward currency contracts	$(1,264)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term

The Growth Fund of America	19

capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2014, the fund had tax basis undistributed ordinary income of $335,585,000 and undistributed long-term capital gains of $12,065,769,000.

As of February 28, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$60,547,860
Gross unrealized depreciation on investment securities	(1,873,117)
Net unrealized appreciation on investment securities	58,674,743
Cost of investment securities	89,473,257

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2015				Year ended August 31, 2014
				Total			Total
	Ordinary		Long-term	distributions	Ordinary	Long-term	distributions
Share class	income		capital gains	paid	income	capital gains	paid
Class A	$262,559		$6,340,498	$6,603,057	$213,008	$4,257,047	$4,470,055
Class B	—		67,369	67,369	—	73,067	73,067
Class C	—	*	544,071	544,071	—	405,551	405,551
Class F-1	18,273		755,708	773,981	31,682	746,681	778,363
Class F-2	65,863		914,144	980,007	29,050	328,248	357,298
Class 529-A	16,901		507,145	524,046	13,249	324,205	337,454
Class 529-B	—	*	12,440	12,440	—	12,376	12,376
Class 529-C	—		130,678	130,678	—	84,925	84,925
Class 529-E	130		23,003	23,133	78	15,116	15,194
Class 529-F-1	1,021		17,658	18,679	791	10,945	11,736
Class R-1	—		47,645	47,645	—	33,348	33,348
Class R-2	—	*	216,665	216,665	—	155,143	155,143
Class R-2E†	—	*	1	1	—	—	—
Class R-3	2,227		705,934	708,161	2,312	516,611	518,923
Class R-4	25,099		666,839	691,938	23,161	477,099	500,260
Class R-5	33,323		464,423	497,746	32,633	346,504	379,137
Class R-6	84,938		1,086,011	1,170,949	63,944	625,778	689,722
Total	$510,334		$12,500,232	$13,010,566	$409,908	$8,412,644	$8,822,552

*Amount less than one thousand.

†Class R-2E shares were offered beginning August 29, 2014.

20	The Growth Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2015, the investment advisory services fee was $194,132,000, which was equivalent to an annualized rate of 0.274% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

The Growth Fund of America	21

billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	The Growth Fund of America

For the six months ended February 28, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$86,441		$47,772		$3,609		Not applicable
Class B	3,781		533		Not applicable		Not applicable
Class C	29,560		3,888		1,482		Not applicable
Class F-1	11,446		5,803		2,300		Not applicable
Class F-2	Not applicable		4,662		2,411		Not applicable
Class 529-A	6,357		2,866		1,433		$2,565
Class 529-B	693		84		35		63
Class 529-C	7,034		749		354		634
Class 529-E	642		89		65		115
Class 529-F-1	—		99		50		89
Class R-1	2,590		238		130		Not applicable
Class R-2	8,903		3,366		598		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	19,714		5,393		1,983		Not applicable
Class R-4	9,344		3,432		1,886		Not applicable
Class R-5	Not applicable		1,192		1,314		Not applicable
Class R-6	Not applicable		22		3,105		Not applicable
Total class-specific expenses	$186,505		$80,188		$20,755		$3,466

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $341,000 in the fund’s statement of operations includes $195,000 in current fees (either paid in cash or deferred) and a net increase of $146,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

The Growth Fund of America	23

 8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2015

Class A	$2,531,396	56,894	$6,497,797	155,673	$(4,389,460)	(98,760)	$4,639,733	113,807
Class B	3,446	81	66,738	1,669	(202,904)	(4,750)	(132,720)	(3,000)
Class C	314,247	7,451	531,474	13,438	(741,377)	(17,546)	104,344	3,343
Class F-1	683,017	15,435	758,009	18,257	(2,838,754)	(61,945)	(1,397,728)	(28,253)
Class F-2	2,843,529	61,450	935,000	22,438	(1,026,205)	(23,241)	2,752,324	60,647
Class 529-A	288,836	6,559	523,935	12,649	(293,332)	(6,644)	519,439	12,564
Class 529-B	995	24	12,435	312	(35,657)	(838)	(22,227)	(502)
Class 529-C	74,652	1,765	130,646	3,289	(87,356)	(2,064)	117,942	2,990
Class 529-E	12,690	291	23,130	563	(16,688)	(381)	19,132	473
Class 529-F-1	20,009	454	18,675	452	(16,493)	(378)	22,191	528
Class R-1	24,391	567	47,586	1,189	(59,619)	(1,402)	12,358	354
Class R-2	207,120	4,821	216,483	5,371	(347,567)	(8,078)	76,036	2,114
Class R-2E	65	2	—	—	—	—	65	2
Class R-3	544,316	12,433	706,137	17,177	(1,151,265)	(26,300)	99,188	3,310
Class R-4	618,783	13,953	691,521	16,687	(1,073,904)	(24,297)	236,400	6,343
Class R-5	422,809	9,427	496,393	11,907	(866,376)	(19,662)	52,826	1,672
Class R-6	1,656,602	37,706	1,169,078	28,009	(1,228,782)	(27,845)	1,596,898	37,870
Total net increase (decrease)	$10,246,903	229,313	$12,825,037	309,080	$(14,375,739)	(324,131)	$8,696,201	214,262

24	The Growth Fund of America

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2014

Class A	$4,872,369	112,000		$4,400,188	104,866	$(8,746,833)	(200,482)	$525,724	16,384
Class B	11,914	283		72,274	1,785	(539,076)	(12,858)	(454,888)	(10,790)
Class C	589,215	14,177		395,280	9,852	(1,669,594)	(40,112)	(685,099)	(16,083)
Class F-1	1,966,996	45,494		766,656	18,385	(5,162,516)	(117,797)	(2,428,864)	(53,918)
Class F-2	4,197,627	94,539		336,879	8,040	(1,163,863)	(26,782)	3,370,643	75,797
Class 529-A	520,202	12,020		337,362	8,098	(547,317)	(12,568)	310,247	7,550
Class 529-B	2,827	67		12,374	306	(79,301)	(1,891)	(64,100)	(1,518)
Class 529-C	141,556	3,384		84,892	2,107	(172,142)	(4,094)	54,306	1,397
Class 529-E	22,555	526		15,192	367	(29,542)	(683)	8,205	210
Class 529-F-1	33,200	767		11,729	282	(29,923)	(689)	15,006	360
Class R-1	51,488	1,227		33,311	822	(104,301)	(2,481)	(19,502)	(432)
Class R-2	408,882	9,666		155,043	3,801	(711,243)	(16,802)	(147,318)	(3,335)
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	1,103,363	25,691		517,551	12,510	(2,337,394)	(54,505)	(716,480)	(16,304)
Class R-4	1,226,995	28,344		499,936	11,995	(2,251,635)	(52,055)	(524,704)	(11,716)
Class R-5	832,003	19,162		378,067	9,023	(1,890,849)	(43,521)	(680,779)	(15,336)
Class R-6	3,126,918	71,442		689,522	16,437	(1,871,761)	(42,841)	1,944,679	45,038
Total net increase (decrease)	$19,108,120	438,789		$8,706,256	208,676	$(27,307,290)	(630,161)	$507,086	17,304

1 Includes exchanges between share classes of the fund.

2 Class R-2E shares were offered beginning August 29, 2014.

3 Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,861,116,000 and $21,554,579,000, respectively, during the six months ended February 28, 2015.

The Growth Fund of America	25

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2015[4,5]	$46.70	$.10	$1.93	$2.03
Year ended 8/31/2014	39.93	.17	9.49	9.66
Year ended 8/31/2013	32.80	.22	7.19	7.41
Year ended 8/31/2012	29.23	.20	3.59	3.79
Year ended 8/31/2011	25.53	.20	3.75	3.95
Year ended 8/31/2010	24.93	.21	.60	.81
Class B:
Six months ended 2/28/2015[4,5]	44.84	(.07)	1.84	1.77
Year ended 8/31/2014	38.60	(.15)	9.14	8.99
Year ended 8/31/2013	31.69	(.05)	6.96	6.91
Year ended 8/31/2012	28.23	(.03)	3.49	3.46
Year ended 8/31/2011	24.65	(.03)	3.61	3.58
Year ended 8/31/2010	24.08	— [7]	.58	.58
Class C:
Six months ended 2/28/2015[4,5]	44.41	(.08)	1.83	1.75
Year ended 8/31/2014	38.27	(.17)	9.06	8.89
Year ended 8/31/2013	31.44	(.07)	6.91	6.84
Year ended 8/31/2012	28.02	(.04)	3.46	3.42
Year ended 8/31/2011	24.49	(.03)	3.58	3.55
Year ended 8/31/2010	23.96	— [7]	.57	.57
Class F-1:
Six months ended 2/28/2015[4,5]	46.40	.09	1.92	2.01
Year ended 8/31/2014	39.69	.15	9.43	9.58
Year ended 8/31/2013	32.61	.21	7.15	7.36
Year ended 8/31/2012	29.04	.21	3.58	3.79
Year ended 8/31/2011	25.37	.20	3.72	3.92
Year ended 8/31/2010	24.78	.21	.60	.81
Class F-2:
Six months ended 2/28/2015[4,5]	46.71	.15	1.93	2.08
Year ended 8/31/2014	39.95	.27	9.48	9.75
Year ended 8/31/2013	32.83	.32	7.19	7.51
Year ended 8/31/2012	29.25	.28	3.60	3.88
Year ended 8/31/2011	25.55	.28	3.74	4.02
Year ended 8/31/2010	24.97	.28	.59	.87
Class 529-A:
Six months ended 2/28/2015[4,5]	46.35	.08	1.92	2.00
Year ended 8/31/2014	39.66	.13	9.42	9.55
Year ended 8/31/2013	32.59	.19	7.15	7.34
Year ended 8/31/2012	29.06	.18	3.57	3.75
Year ended 8/31/2011	25.39	.19	3.72	3.91
Year ended 8/31/2010	24.81	.20	.59	.79

26	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.17)	$(4.06)	$(4.23)	$44.50	4.93%	$75,553	.67%[6]		.43%[6]
(.14)	(2.75)	(2.89)	46.70	25.00	73,975	.66		.39
(.28)	—	(.28)	39.93	22.74	62,602	.70		.60
(.22)	—	(.22)	32.80	13.07	55,441	.71		.66
(.25)	—	(.25)	29.23	15.42	57,082	.68		.67
(.21)	—	(.21)	25.53	3.20	57,890	.69		.76

—	(4.06)	(4.06)	42.55	4.52	701	1.42	[6]	(.32)[6]
—	(2.75)	(2.75)	44.84	24.05	873	1.41		(.37)
—	—	—	38.60	21.81	1,168	1.46		(.14)
—	—	—	31.69	12.26	1,503	1.46		(.10)
—	—	—	28.23	14.52	2,228	1.43		(.09)
(.01)	—	(.01)	24.65	2.42	2,911	1.45		(.01)

—	(4.06)	(4.06)	42.10	4.52	6,048	1.46	[6]	(.36)[6]
—	(2.75)	(2.75)	44.41	23.99	6,232	1.45		(.41)
(.01)	—	(.01)	38.27	21.76	5,986	1.50		(.20)
—	—	—	31.44	12.21	5,741	1.49		(.13)
(.02)	—	(.02)	28.02	14.51	6,539	1.46		(.12)
(.04)	—	(.04)	24.49	2.38	6,959	1.47		(.02)

(.10)	(4.06)	(4.16)	44.25	4.91	8,829	.71	[6]	.39 [6]
(.12)	(2.75)	(2.87)	46.40	24.93	10,569	.69		.36
(.28)	—	(.28)	39.69	22.71	11,180	.71		.59
(.22)	—	(.22)	32.61	13.15	11,323	.68		.69
(.25)	—	(.25)	29.04	15.40	13,023	.67		.67
(.22)	—	(.22)	25.37	3.22	14,714	.67		.79

(.29)	(4.06)	(4.35)	44.44	5.07	10,911	.43	[6]	.67 [6]
(.24)	(2.75)	(2.99)	46.71	25.27	8,637	.43		.62
(.39)	—	(.39)	39.95	23.05	4,358	.44		.86
(.30)	—	(.30)	32.83	13.42	2,855	.44		.93
(.32)	—	(.32)	29.25	15.69	3,717	.43		.91
(.29)	—	(.29)	25.55	3.43	3,884	.44		1.02

(.14)	(4.06)	(4.20)	44.15	4.89	6,078	.75	[6]	.35 [6]
(.11)	(2.75)	(2.86)	46.35	24.89	5,799	.74		.31
(.27)	—	(.27)	39.66	22.65	4,663	.77		.52
(.22)	—	(.22)	32.59	13.00	3,822	.77		.60
(.24)	—	(.24)	29.06	15.38	3,358	.73		.62
(.21)	—	(.21)	25.39	3.14	2,793	.73		.73

See page 31 for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 2/28/2015[4,5]	$44.71	$(.09)	$1.84	$1.75
Year ended 8/31/2014	38.54	(.20)	9.12	8.92
Year ended 8/31/2013	31.67	(.09)	6.96	6.87
Year ended 8/31/2012	28.25	(.06)	3.48	3.42
Year ended 8/31/2011	24.69	(.06)	3.62	3.56
Year ended 8/31/2010	24.14	(.02)	.59	.57
Class 529-C:
Six months ended 2/28/2015[4,5]	44.58	(.09)	1.84	1.75
Year ended 8/31/2014	38.43	(.20)	9.10	8.90
Year ended 8/31/2013	31.60	(.09)	6.94	6.85
Year ended 8/31/2012	28.18	(.06)	3.48	3.42
Year ended 8/31/2011	24.66	(.05)	3.60	3.55
Year ended 8/31/2010	24.13	(.02)	.59	.57
Class 529-E:
Six months ended 2/28/2015[4,5]	45.94	.02	1.90	1.92
Year ended 8/31/2014	39.34	.03	9.33	9.36
Year ended 8/31/2013	32.33	.10	7.10	7.20
Year ended 8/31/2012	28.82	.10	3.54	3.64
Year ended 8/31/2011	25.19	.10	3.69	3.79
Year ended 8/31/2010	24.63	.12	.59	.71
Class 529-F-1:
Six months ended 2/28/2015[4,5]	46.33	.13	1.90	2.03
Year ended 8/31/2014	39.64	.23	9.41	9.64
Year ended 8/31/2013	32.57	.27	7.14	7.41
Year ended 8/31/2012	29.04	.25	3.56	3.81
Year ended 8/31/2011	25.38	.25	3.71	3.96
Year ended 8/31/2010	24.79	.25	.60	.85
Class R-1:
Six months ended 2/28/2015[4,5]	44.88	(.07)	1.85	1.78
Year ended 8/31/2014	38.64	(.16)	9.15	8.99
Year ended 8/31/2013	31.72	(.05)	6.98	6.93
Year ended 8/31/2012	28.26	(.02)	3.48	3.46
Year ended 8/31/2011	24.72	(.03)	3.63	3.60
Year ended 8/31/2010	24.19	— [7]	.60	.60
Class R-2:
Six months ended 2/28/2015[4,5]	45.17	(.06)	1.86	1.80
Year ended 8/31/2014	38.85	(.14)	9.21	9.07
Year ended 8/31/2013	31.91	(.02)	7.01	6.99
Year ended 8/31/2012	28.42	(.01)	3.50	3.49
Year ended 8/31/2011	24.84	(.01)	3.64	3.63
Year ended 8/31/2010	24.30	.01	.59	.60

28	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(4.06)	$(4.06)	$42.40	4.49%	$129	1.54%[6]		(.44)%[6]
—	(2.75)	(2.75)	44.71	23.90	159	1.53		(.49)
—	—	—	38.54	21.69	195	1.56		(.25)
—	—	—	31.67	12.11	237	1.57		(.21)
—	—	—	28.25	14.42	310	1.53		(.19)
(.02)	—	(.02)	24.69	2.36	358	1.53		(.08)

—	(4.06)	(4.06)	42.27	4.50	1,492	1.52	[6]	(.42)[6]
—	(2.75)	(2.75)	44.58	23.91	1,440	1.52		(.47)
(.02)	—	(.02)	38.43	21.69	1,188	1.56		(.26)
—	—	—	31.60	12.14	1,008	1.56		(.19)
(.03)	—	(.03)	28.18	14.40	934	1.53		(.18)
(.04)	—	(.04)	24.66	2.33	811	1.53		(.07)

(.02)	(4.06)	(4.08)	43.78	4.76	272	.99	[6]	.11 [6]
(.01)	(2.75)	(2.76)	45.94	24.57	263	.99		.06
(.19)	—	(.19)	39.34	22.36	217	1.02		.28
(.13)	—	(.13)	32.33	12.71	182	1.03		.35
(.16)	—	(.16)	28.82	15.04	165	1.01		.34
(.15)	—	(.15)	25.19	2.83	142	1.02		.44

(.23)	(4.06)	(4.29)	44.07	5.00	213	.52	[6]	.57 [6]
(.20)	(2.75)	(2.95)	46.33	25.16	200	.52		.53
(.34)	—	(.34)	39.64	22.92	157	.56		.74
(.28)	—	(.28)	32.57	13.27	125	.56		.81
(.30)	—	(.30)	29.04	15.56	106	.52		.83
(.26)	—	(.26)	25.38	3.37	92	.52		.94

—	(4.06)	(4.06)	42.60	4.54	530	1.42	[6]	(.32)[6]
—	(2.75)	(2.75)	44.88	24.02	542	1.43		(.38)
(.01)	—	(.01)	38.64	21.86	483	1.44		(.13)
—	—	—	31.72	12.24	497	1.44		(.07)
(.06)	—	(.06)	28.26	14.54	561	1.43		(.09)
(.07)	—	(.07)	24.72	2.45	539	1.44		.02

—	(4.06)	(4.06)	42.91	4.58	2,462	1.36	[6]	(.26)[6]
—	(2.75)	(2.75)	45.17	24.10	2,496	1.38		(.33)
(.05)	—	(.05)	38.85	21.92	2,277	1.37		(.07)
—	—	—	31.91	12.28	2,182	1.41		(.04)
(.05)	—	(.05)	28.42	14.60	2,337	1.39		(.04)
(.06)	—	(.06)	24.84	2.44	2,327	1.41		.04

See page 31 for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 2/28/2015[4,5]	$46.70	$.03	$1.98	$2.01
Period from 8/29/2014 to 8/31/2014[5,10]	46.70	—	—	—
Class R-3:
Six months ended 2/28/2015[4,5]	45.94	.03	1.90	1.93
Year ended 8/31/2014	39.33	.03	9.34	9.37
Year ended 8/31/2013	32.29	.12	7.08	7.20
Year ended 8/31/2012	28.74	.11	3.55	3.66
Year ended 8/31/2011	25.12	.11	3.68	3.79
Year ended 8/31/2010	24.55	.13	.60	.73
Class R-4:
Six months ended 2/28/2015[4,5]	46.38	.09	1.92	2.01
Year ended 8/31/2014	39.68	.16	9.42	9.58
Year ended 8/31/2013	32.56	.23	7.14	7.37
Year ended 8/31/2012	28.99	.20	3.57	3.77
Year ended 8/31/2011	25.33	.20	3.71	3.91
Year ended 8/31/2010	24.75	.21	.60	.81
Class R-5:
Six months ended 2/28/2015[4,5]	46.73	.16	1.93	2.09
Year ended 8/31/2014	39.96	.29	9.49	9.78
Year ended 8/31/2013	32.82	.34	7.18	7.52
Year ended 8/31/2012	29.24	.29	3.60	3.89
Year ended 8/31/2011	25.54	.29	3.74	4.03
Year ended 8/31/2010	24.94	.29	.60	.89
Class R-6:
Six months ended 2/28/2015[4,5]	46.80	.17	1.94	2.11
Year ended 8/31/2014	40.02	.31	9.50	9.81
Year ended 8/31/2013	32.87	.35	7.21	7.56
Year ended 8/31/2012	29.30	.31	3.60	3.91
Year ended 8/31/2011	25.60	.31	3.74	4.05
Year ended 8/31/2010	24.97	.31	.60	.91

	Six months ended February 28,	Year ended August 31
	2015[2,4,5]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	12%	26%	27%	18%	34%	33%

See Notes to Financial Statements

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.30)	$(4.06)	$(4.36)	$44.35	4.90%[8]	$—	[9]	.92%[6,8]		.14%[6,8]
—	—	—	46.70	.00	—	[9]	—		—

(.01)	(4.06)	(4.07)	43.80	4.78	8,082		.97	[6]	.13	[6]
(.01)	(2.75)	(2.76)	45.94	24.60	8,325		.98		.07
(.16)	—	(.16)	39.33	22.38	7,769		.98		.33
(.11)	—	(.11)	32.29	12.78	7,916		.98		.38
(.17)	—	(.17)	28.74	15.06	10,765		.97		.38
(.16)	—	(.16)	25.12	2.94	11,422		.97		.48

(.15)	(4.06)	(4.21)	44.18	4.93	7,744		.67	[6]	.42	[6]
(.13)	(2.75)	(2.88)	46.38	24.97	7,835		.68		.37
(.25)	—	(.25)	39.68	22.77	7,169		.68		.63
(.20)	—	(.20)	32.56	13.10	8,093		.69		.66
(.25)	—	(.25)	28.99	15.40	14,937		.68		.66
(.23)	—	(.23)	25.33	3.20	16,442		.68		.77

(.29)	(4.06)	(4.35)	44.47	5.09	5,260		.38	[6]	.72	[6]
(.26)	(2.75)	(3.01)	46.73	25.33	5,450		.38		.67
(.38)	—	(.38)	39.96	23.11	5,273		.39		.92
(.31)	—	(.31)	32.82	13.48	6,312		.39		.97
(.33)	—	(.33)	29.24	15.75	11,366		.38		.96
(.29)	—	(.29)	25.54	3.51	12,874		.39		1.07

(.32)	(4.06)	(4.38)	44.53	5.12	13,489		.34	[6]	.76	[6]
(.28)	(2.75)	(3.03)	46.80	25.39	12,407		.33		.72
(.41)	—	(.41)	40.02	23.19	8,806		.34		.96
(.34)	—	(.34)	32.87	13.52	7,537		.34		1.02
(.35)	—	(.35)	29.30	15.78	10,059		.33		1.02
(.28)	—	(.28)	25.60	3.58	6,061		.34		1.16

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.

The Growth Fund of America	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2014, through February 28, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	The Growth Fund of America

	Beginning account value 9/1/2014	Ending account value 2/28/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,049.31	$3.40	.67%
Class A - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class B - actual return	1,000.00	1,045.24	7.20	1.42
Class B - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C - actual return	1,000.00	1,045.22	7.40	1.46
Class C - assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 - actual return	1,000.00	1,049.12	3.61	.71
Class F-1 - assumed 5% return	1,000.00	1,021.27	3.56	.71
Class F-2 - actual return	1,000.00	1,050.69	2.19	.43
Class F-2 - assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-A - actual return	1,000.00	1,048.92	3.81	.75
Class 529-A - assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 529-B - actual return	1,000.00	1,044.91	7.81	1.54
Class 529-B - assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-C - actual return	1,000.00	1,045.04	7.71	1.52
Class 529-C - assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E - actual return	1,000.00	1,047.61	5.03	.99
Class 529-E - assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 529-F-1 - actual return	1,000.00	1,049.97	2.64	.52
Class 529-F-1 - assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 - actual return	1,000.00	1,045.45	7.20	1.42
Class R-1 - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 - actual return	1,000.00	1,045.83	6.90	1.36
Class R-2 - assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2E - actual return	1,000.00	1,048.97	4.67	.92
Class R-2E - assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-3 - actual return	1,000.00	1,047.83	4.93	.97
Class R-3 - assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 - actual return	1,000.00	1,049.32	3.40	.67
Class R-4 - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5 - actual return	1,000.00	1,050.92	1.93	.38
Class R-5 - assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 - actual return	1,000.00	1,051.22	1.73	.34
Class R-6 - assumed 5% return	1,000.00	1,023.11	1.71	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	33

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34	The Growth Fund of America

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The Growth Fund of America	35

Office of the fund
One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2015, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
February 28, 2015
unaudited
Common stocks 91.15% Information technology 20.87%	Shares	Value (000)
Google Inc., Class C1	4,521,797	$2,524,972
Google Inc., Class A1	3,766,097	2,118,919
Avago Technologies Ltd.[2]	17,407,082	2,221,492
Microsoft Corp.	41,077,600	1,801,253
Oracle Corp.	38,797,000	1,700,084
Visa Inc., Class A	5,648,000	1,532,359
ASML Holding NV (New York registered)	8,767,040	944,035
ASML Holding NV	5,109,442	552,389
Texas Instruments Inc.	18,520,100	1,088,982
salesforce.com, inc.[1]	14,927,697	1,035,684
Intuit Inc.	10,195,000	995,338
LinkedIn Corp., Class A1	3,432,500	917,164
Accenture PLC, Class A	10,000,000	900,300
Apple Inc.	6,776,213	870,472
Adobe Systems Inc.[1]	8,672,800	686,018
Taiwan Semiconductor Manufacturing Co. Ltd.	96,121,000	460,634
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,160,000	102,045
Palo Alto Networks, Inc.[1]	3,803,400	540,920
Murata Manufacturing Co., Ltd.	4,174,300	514,525
EMC Corp.	16,120,000	466,513
TE Connectivity Ltd.	6,223,000	448,865
Yahoo! Inc.[1]	10,025,000	443,907
Cognizant Technology Solutions Corp., Class A1	6,692,000	418,150
Freescale Semiconductor, Ltd.[1]	10,755,500	388,381
Qorvo, Inc.[1]	5,336,243	370,335
Cisco Systems, Inc.	11,780,500	347,643
FireEye, Inc.[1]	7,486,250	331,416
Amphenol Corp., Class A	5,854,500	330,545
MasterCard Inc., Class A	3,650,000	328,974
Nintendo Co., Ltd.	3,064,940	327,439
First Data Holdings, Inc., Class B1,3,4	56,250,000	322,875
Autodesk, Inc.[1]	4,930,000	316,703
VeriSign, Inc.[1]	4,745,000	303,775
Hewlett-Packard Co.	8,500,000	296,140
Baidu, Inc., Class A (ADR)[1]	1,425,000	290,344
Altera Corp.	7,750,000	286,827
Motorola Solutions, Inc.	4,142,300	281,428
Hexagon AB, Class B	7,041,102	254,297
KLA-Tencor Corp.	3,750,000	243,581
Facebook, Inc., Class A1	3,000,000	236,910
Samsung SDI Co., Ltd.	1,650,000	205,207
NetSuite Inc.[1]	2,122,874	204,687
VMware, Inc., Class A1	2,400,000	204,168
Finisar Corp.[1,2]	8,273,000	173,816
Broadcom Corp., Class A	3,690,000	166,899
Linear Technology Corp.	3,280,000	158,047
Gemalto NV	1,870,000	151,799
The Growth Fund of America — Page 1 of 9

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
MercadoLibre, Inc.	965,000	$126,386
Samsung Electronics Co. Ltd.	99,200	122,650
Twitter, Inc.[1]	2,500,000	120,200
Dolby Laboratories, Inc., Class A	2,650,000	107,245
ARM Holdings PLC	5,685,000	101,723
National Instruments Corp.	3,135,000	97,624
CommScope Holding Co., Inc.[1]	3,000,000	94,500
Automatic Data Processing, Inc.	1,000,000	88,840
Demandware, Inc.[1]	1,210,000	76,460
Analog Devices, Inc.	875,000	51,222
Mail.Ru Group Ltd. (GDR)[1]	1,199,085	22,771
Workday, Inc., Class A1	180,000	15,390
ASM Pacific Technology Ltd.	945,000	9,589
		30,841,856
Consumer discretionary 17.53%
Amazon.com, Inc.[1]	17,438,095	6,629,266
Home Depot, Inc.	24,651,200	2,828,725
Comcast Corp., Class A	38,003,578	2,256,653
Comcast Corp., Class A, special nonvoting shares	8,000,000	471,560
Priceline Group Inc.[1]	882,215	1,091,723
NIKE, Inc., Class B	11,222,000	1,089,881
Twenty-First Century Fox, Inc., Class A	31,032,200	1,086,127
Netflix, Inc.[1]	2,025,767	962,057
MGM Resorts International[1,2]	36,299,600	788,790
Johnson Controls, Inc.	13,625,000	692,286
Walt Disney Co.	5,905,000	614,592
Time Warner Inc.	7,160,000	586,118
CBS Corp., Class B	8,439,012	498,746
BorgWarner Inc.	7,100,000	436,366
Liberty Global PLC, Class C1	4,976,520	259,625
Liberty Global PLC, Class A1	2,894,280	156,465
Tesla Motors, Inc.[1]	2,014,800	409,689
Naspers Ltd., Class N	2,630,000	385,996
Toyota Motor Corp.	5,690,000	383,519
AutoNation, Inc.[1,2]	6,000,000	369,000
Ralph Lauren Corp., Class A	2,675,000	367,572
Lowe’s Companies, Inc.	4,950,000	366,746
Expedia, Inc.	2,599,000	238,458
DIRECTV[1]	2,471,200	218,948
TJX Companies, Inc.	3,000,000	205,920
Starbucks Corp.	2,050,000	191,644
D.R. Horton, Inc.	6,685,000	182,567
Viacom Inc., Class B	2,411,000	168,625
Luxottica Group SpA	2,458,300	151,716
Lions Gate Entertainment Corp.	4,619,393	150,546
Carnival Corp., units	3,353,700	147,529
Tiffany & Co.	1,640,000	144,681
lululemon athletica inc.[1]	1,915,000	131,063
Wynn Resorts, Ltd.	898,623	128,054
Darden Restaurants, Inc.	2,000,000	128,000
Volkswagen AG, nonvoting preferred	505,000	127,435
General Motors Co.	3,175,000	118,459
PulteGroup, Inc.	5,000,000	112,800
Daimler AG	1,133,000	109,685
The Growth Fund of America — Page 2 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.	20,000,000	$101,601
Renault SA	1,000,000	96,070
Norwegian Cruise Line Holdings Ltd.[1]	1,500,000	73,980
Toll Brothers, Inc.[1]	1,825,000	69,916
Lennar Corp., Class A	1,000,000	50,210
Las Vegas Sands Corp.	828,000	47,113
zulily, inc., Class A1	2,166,130	30,348
Hermès International	84,000	27,105
Five Below, Inc.[1]	766,702	24,331
		25,908,306
Health care 17.13%
Gilead Sciences, Inc.[1]	34,239,148	3,544,779
UnitedHealth Group Inc.	24,139,200	2,742,937
Amgen Inc.	14,009,100	2,209,515
Alexion Pharmaceuticals, Inc.[1]	9,261,061	1,670,418
Express Scripts Holding Co.[1]	18,870,600	1,600,038
Regeneron Pharmaceuticals, Inc.[1]	3,362,300	1,391,454
Vertex Pharmaceuticals Inc.[1]	9,337,600	1,115,190
Thermo Fisher Scientific Inc.	7,233,052	940,297
Illumina, Inc.[1]	4,672,501	913,287
BioMarin Pharmaceutical Inc.[1]	7,860,288	841,601
Novartis AG1	7,455,000	762,039
St. Jude Medical, Inc.	10,207,000	680,603
Stryker Corp.	6,778,376	642,251
Endo International PLC[1]	7,201,154	616,419
Humana Inc.	3,706,305	609,242
Edwards Lifesciences Corp.[1]	4,501,472	598,786
Hologic, Inc.[1]	13,966,100	452,222
Boston Scientific Corp.[1]	24,800,000	419,120
Incyte Corp.[1]	4,445,100	381,612
athenahealth, Inc.[1,2]	2,529,861	321,469
Biogen Idec Inc.[1]	775,200	317,514
Merck & Co., Inc.	5,414,800	316,982
Puma Biotechnology Inc[1]	1,383,000	294,593
Grifols, SA, Class B (ADR)	4,366,508	143,047
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,870,000	128,189
Brookdale Senior Living Inc.[1]	5,278,000	197,978
Baxter International Inc.	2,818,910	194,928
Aetna Inc.	1,938,800	193,007
Teva Pharmaceutical Industries Ltd. (ADR)	2,510,000	143,120
Bristol-Myers Squibb Co.	2,214,100	134,883
ResMed Inc.	1,960,000	126,146
Myriad Genetics, Inc.[1]	3,640,000	124,015
Intercept Pharmaceuticals, Inc.[1]	500,000	110,685
Pharmacyclics, Inc.[1]	471,800	101,876
Novo Nordisk A/S, Class B	1,935,000	92,769
Synageva BioPharma Corp.[1]	938,698	92,678
PerkinElmer, Inc.	1,891,922	88,920
DaVita HealthCare Partners Inc.[1]	590,000	44,014
Intuitive Surgical, Inc.[1]	49,200	24,600
		25,323,223
The Growth Fund of America — Page 3 of 9

unaudited
Common stocks Industrials 8.88%	Shares	Value (000)
Union Pacific Corp.	12,601,600	$1,515,468
Precision Castparts Corp.	6,452,109	1,395,591
American Airlines Group Inc.	23,370,000	1,119,423
United Continental Holdings, Inc.[1]	16,949,000	1,104,736
Boeing Co.	6,150,000	927,727
CSX Corp.	21,174,801	726,507
General Dynamics Corp.	4,030,200	559,311
Cummins Inc.	3,720,000	529,096
Delta Air Lines, Inc.	11,003,823	489,890
Nielsen NV	10,499,551	474,685
Ryanair Holdings PLC (ADR)	5,538,214	350,846
Rockwell Collins, Inc.	3,845,000	342,513
Sensata Technologies Holding NV1	5,900,000	317,066
Danaher Corp.	3,509,448	306,305
Textron Inc.	6,658,866	295,054
Towers Watson & Co., Class A	2,031,937	267,200
FedEx Corp.	1,500,000	265,470
Meggitt PLC	26,054,666	219,224
Oshkosh Corp.[2]	4,368,000	213,115
United Technologies Corp.	1,640,000	199,932
Lockheed Martin Corp.	877,000	175,444
Robert Half International Inc.	2,627,000	162,769
TransDigm Group Inc.	728,000	157,874
Jacobs Engineering Group Inc.[1]	3,484,698	154,512
Verisk Analytics, Inc., Class A1	2,138,000	153,530
Fastenal Co.	3,655,000	151,865
MTU Aero Engines AG	1,540,000	146,449
Caterpillar Inc.	1,330,000	110,257
KONE Oyj, Class B	1,920,000	88,478
Honeywell International Inc.	700,000	71,946
Bureau Veritas SA	2,256,040	53,169
KBR, Inc.	2,757,023	44,912
United Parcel Service, Inc., Class B	328,000	33,367
		13,123,731
Financials 7.74%
Crown Castle International Corp.	13,450,912	1,160,948
American International Group, Inc.	20,345,000	1,125,689
Goldman Sachs Group, Inc.	3,938,996	747,582
Wells Fargo & Co.	12,014,178	658,257
American Express Co.	6,730,000	549,101
JPMorgan Chase & Co.	8,800,000	539,264
Berkshire Hathaway Inc., Class B1	2,000,000	294,820
Berkshire Hathaway Inc., Class A1	970	214,544
HDFC Bank Ltd.	23,293,408	397,237
HDFC Bank Ltd. (ADR)	1,612,000	99,960
Legal & General Group PLC	111,984,892	483,222
CME Group Inc., Class A	4,442,419	426,161
ACE Ltd.	3,696,000	421,381
Capital One Financial Corp.	5,348,000	420,941
AIA Group Ltd.	67,400,000	396,711
American Tower Corp.	3,915,000	388,133
Bank of America Corp.	24,500,000	387,345
CIT Group Inc.	7,011,000	324,259
Progressive Corp.	10,850,000	289,152
The Growth Fund of America — Page 4 of 9

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Charles Schwab Corp.	8,557,000	$251,062
Onex Corp.	4,200,000	237,096
Morgan Stanley	6,500,000	232,635
Citigroup Inc.	3,305,000	173,248
McGraw Hill Financial, Inc.	1,585,595	163,475
Signature Bank[1]	1,206,970	148,880
Bank of Ireland[1]	383,200,000	145,799
UBS Group AG1	6,765,666	118,870
Fifth Third Bancorp	4,750,000	91,960
U.S. Bancorp	2,025,000	90,335
Bankia, SA1	55,495,000	80,608
First Republic Bank	1,370,200	78,101
W. R. Berkley Corp.	1,560,000	77,860
Leucadia National Corp.	2,589,787	61,456
Financial Engines, Inc.	1,360,000	54,808
ICICI Bank Ltd. (ADR)	4,000,000	46,600
Prudential PLC	1,096,900	27,595
Weyerhaeuser Co.[1]	422,321	14,828
Moody’s Corp.	120,000	11,633
		11,431,556
Energy 6.56%
EOG Resources, Inc.	18,669,000	1,674,983
Noble Energy, Inc.[2]	20,639,621	974,809
Concho Resources Inc.[1,2]	8,834,006	962,200
Pioneer Natural Resources Co.	4,567,700	696,666
Canadian Natural Resources, Ltd.	17,351,300	504,674
Schlumberger Ltd.	5,850,000	492,336
Suncor Energy Inc.	14,247,520	427,733
FMC Technologies, Inc.[1]	10,206,788	407,557
BG Group PLC	26,139,000	386,598
Southwestern Energy Co.[1]	14,753,752	370,024
Cabot Oil & Gas Corp.	11,719,330	339,861
Weatherford International PLC[1]	21,968,900	278,785
Plains GP Holdings, LP, Class A	9,526,264	272,832
Enbridge Inc.	4,645,529	216,018
CONSOL Energy Inc.	6,235,000	200,767
Cobalt International Energy, Inc.[1]	16,482,353	168,779
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	165,523
Chesapeake Energy Corp.	9,890,877	164,980
Apache Corp.	2,320,000	152,749
Cimarex Energy Co.	1,325,000	145,326
Cheniere Energy, Inc.[1]	1,783,580	143,810
Murphy Oil Corp.	2,556,000	130,075
Tourmaline Oil Corp.[1]	3,854,600	119,822
BP PLC	7,100,000	49,112
BP PLC (ADR)	1,138,700	47,188
Baker Hughes Inc.	1,300,477	81,293
Oil States International, Inc.[1]	1,006,931	43,781
Paramount Resources Ltd.[1]	1,440,000	35,836
Core Laboratories NV	197,555	21,715
Peyto Exploration & Development Corp.	730,000	20,415
The Growth Fund of America — Page 5 of 9

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Laricina Energy Ltd.[1,3,4]	950,000	$2,280
Denbury Resources Inc.	110,100	925
		9,699,452
Consumer staples 4.22%
Costco Wholesale Corp.	11,583,183	1,702,265
Philip Morris International Inc.	20,117,588	1,668,955
Kerry Group PLC, Class A	6,065,824	441,217
Keurig Green Mountain, Inc.	2,765,663	352,843
Sprouts Farmers Market, Inc.[1,2]	9,438,000	347,413
Coca-Cola Co.	6,020,400	260,683
Whole Foods Market, Inc.	4,179,700	236,111
Mead Johnson Nutrition Co.	1,864,600	195,336
Procter & Gamble Co.	2,195,000	186,860
Nestlé SA	2,387,600	186,330
Glanbia PLC	8,320,000	151,761
Herbalife Ltd.	4,186,400	129,820
Pernod Ricard SA	1,056,000	125,203
Nu Skin Enterprises, Inc., Class A	1,920,000	104,026
British American Tobacco PLC	1,493,000	87,174
PepsiCo, Inc.	650,000	64,337
		6,240,334
Materials 2.59%
Monsanto Co.	6,055,000	729,204
Praxair, Inc.	5,186,537	663,358
Celanese Corp., Series A	6,300,000	359,793
Rio Tinto PLC	5,292,000	260,788
LyondellBasell Industries NV	2,890,000	248,280
Newmont Mining Corp.	9,280,000	244,342
Potash Corp. of Saskatchewan Inc.	6,459,000	231,878
Barrick Gold Corp.	15,680,000	204,154
Mosaic Co.	3,420,000	182,149
Syngenta AG	510,000	179,638
Sigma-Aldrich Corp.	1,200,000	165,672
FMC Corp.	1,700,000	107,797
First Quantum Minerals Ltd.	5,640,000	71,510
Dow Chemical Co.	1,430,000	70,413
ArcelorMittal	5,710,000	62,428
James Hardie Industries PLC (CDI)	3,570,000	42,235
		3,823,639
Telecommunication services 0.57%
SoftBank Corp.	7,096,000	437,001
T-Mobile US, Inc.[1]	12,065,000	398,507
		835,508
Utilities 0.06%
NRG Energy, Inc.	3,588,200	86,045
Miscellaneous 5.00%
Other common stocks in initial period of acquisition		7,396,359
Total common stocks (cost: $75,868,819,000)		134,710,009
The Growth Fund of America — Page 6 of 9

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
Fannie Mae, Series S, 8.25% noncumulative[1]	4,095,858	$18,431
Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		3,107
Total preferred securities (cost: $48,162,000)		21,538
Rights & warrants 0.08% Financials 0.04%
JP Morgan Chase & Co., warrants, expire 2018[1]	2,350,000	49,514
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	17,850
		67,364
Energy 0.04%
Kinder Morgan, Inc., warrants, expire 2017[1]	13,876,600	53,564
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,4]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,4]	1,672	—
Total rights & warrants (cost: $122,540,000)		120,928
Convertible bonds 0.03% Telecommunication services 0.03%	Principal amount (000)
Clearwire Corp. 8.25% convertible notes 2040[5]	$—	47,993
Total convertible bonds (cost: $43,829,000)		47,993
Bonds, notes & other debt instruments 0.15% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.125% 2015	10,100	10,101
U.S. Treasury 0.25% 2015	90,685	90,726
U.S. Treasury 0.25% 2015	15,675	15,684
Total U.S. Treasury bonds & notes		116,511
Corporate bonds & notes 0.05% Telecommunication services 0.05%
NII Capital Corp. 10.00% 2016[6]	32,300	18,088
NII Capital Corp. 7.875% 2019[5,6]	27,500	26,469
NII Capital Corp. 8.875% 2019[6]	1,025	574
NII Capital Corp. 11.375% 2019[5,6]	19,800	19,305
NII Capital Corp. 7.625% 2021[6]	9,300	3,301
Total corporate bonds & notes		67,737
Federal agency bonds & notes 0.02%
Federal Farm Credit Banks 0.13% 2015	33,500	33,499
Total bonds, notes & other debt instruments (cost: $193,928,000)		217,747
The Growth Fund of America — Page 7 of 9

unaudited
Short-term securities 8.82%	Principal amount (000)	Value (000)
3M Co. 0.10% due 3/18/2015–3/23/2015[5]	$106,000	$105,993
Abbott Laboratories 0.13% due 4/7/2015[5]	40,000	39,998
Apple Inc. 0.10% due 3/24/2015[5]	21,600	21,598
CAFCO, LLC 0.18%–0.24% due 3/24/2015–5/4/2015	42,600	42,590
Caterpillar Financial Services Corp. 0.13% due 3/9/2015	50,000	49,998
Chariot Funding, LLC 0.21%–0.27% due 3/10/2015–5/21/2015[5]	304,200	304,101
Chevron Corp. 0.14% due 4/13/2015–7/17/2015[5]	100,000	99,955
Citicorp 0.20% due 3/9/2015	36,000	35,999
Coca-Cola Co. 0.12%–0.19% due 3/17/2015–5/12/2015[5]	161,000	160,975
Emerson Electric Co. 0.11%–0.12% due 4/20/2015–5/28/2015[5]	32,100	32,093
ExxonMobil Corp. 0.12% due 5/19/2015	50,000	49,980
Fannie Mae 0.08%–0.24% due 4/1/2015–1/19/2016	2,273,378	2,272,632
Federal Farm Credit Banks 0.10%–0.24% due 3/2/2015–10/6/2015	780,800	780,501
Federal Home Loan Bank 0.06%–0.24% due 3/4/2015–1/22/2016	4,686,038	4,685,059
Freddie Mac 0.09%–0.23% due 3/6/2015–1/20/2016	2,901,837	2,900,863
General Electric Capital Corp. 0.20%–0.24% due 5/13/2015–7/15/2015	75,000	74,964
General Electric Co. 0.18%–0.24% due 4/22/2015–7/14/2015	100,000	99,950
John Deere Capital Corp. 0.10% due 3/11/2015[5]	97,500	97,496
John Deere Financial Ltd. 0.12% due 3/4/2015[5]	36,000	35,999
JPMorgan Chase & Co. 0.27% due 7/9/2015[5]	25,000	24,976
Jupiter Securitization Co., LLC 0.25% due 5/18/2015[5]	57,000	56,974
Kimberly-Clark Corp. 0.11% due 3/16/2015[5]	34,900	34,898
Merck & Co. Inc. 0.08% due 3/26/2015[5]	20,000	19,999
Microsoft Corp. 0.10% due 4/15/2015–4/22/2015[5]	93,000	92,991
National Rural Utilities Cooperative Finance Corp. 0.10%–0.11% due 3/2/2015–3/19/2015	56,000	55,998
Paccar Financial Corp. 0.12% due 3/6/2015	32,100	32,099
Pfizer Inc 0.11%–0.15% due 5/7/2015–7/16/2015[5]	150,000	149,945
Precision Castpart Corp. 0.13% due 7/1/2015[5]	40,000	39,965
Private Export Funding Corp. 0.12%–0.26% due 3/2/2015–9/23/2015[5]	122,700	122,655
Procter & Gamble Co. 0.11% due 5/12/2015–5/26/2015[5]	150,000	149,967
U.S. Treasury Bills 0.10%–0.13% due 6/25/2015–7/23/2015	108,700	108,686
United Parcel Service Inc. 0.11%–0.13% due 4/16/2015–5/5/2015[5]	35,200	35,193
Walt Disney Co. 0.12% due 3/20/2015–3/25/2015[5]	79,700	79,696
Wells Fargo & Co. 0.23% due 4/8/2015	50,000	49,992
Wells Fargo Bank, N.A. 0.00% due 6/3/2015–8/7/2015	85,000	85,007
Total short-term securities (cost: $13,027,502,000)		13,029,785
Total investment securities 100.24% (cost: $89,304,780,000)		148,148,000
Other assets less liabilities (0.24)%		(354,580)
Net assets 100.00%		$147,793,420
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $325,155,000, which represented .22% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjustedas a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,799,234,000, which represented 1.22% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.

The Growth Fund of America — Page 8 of 9

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
First Data Holdings, Inc., Class B	6/26/2014	$225,000	$322,875.22%
Laricina Energy Ltd.	6/21/2011	41,523	2,280.00
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	—	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,623	—	.00
Total private placement securities		$281,325	$325,155.22%

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0415O-S42190	The Growth Fund of America — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The Growth Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Growth Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2015

By _/s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 30, 2015